Derivatives - Offsetting Derivative Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Offsetting Derivative Assets
Gross amounts recognized	$ 3,863,000	$ 331,000
Gross amounts offset in the consolidated balance sheets	0	0
Net amounts presented in the consolidated balance sheets	3,863,000	331,000
Gross amounts not offset in the consolidated balance sheets, less financial instruments	857,000	139,000
Gross amounts not offset in the consolidated balance sheets, less financial collateral pledged	0	0
Net amounts	3,006,000	192,000
Offsetting Derivative Liabilities
Gross amounts recognized	34,051,000	14,682,000
Gross amounts offset in the consolidated balance sheets	0	0
Net amounts presented in the consolidated balance sheets	34,051,000	14,682,000
Gross amounts not offset in the consolidated balance sheets, less financial instruments	857,000	139,000
Gross amounts not offset in the consolidated balance sheets, less financial collateral pledged	33,194,000	14,543,000
Net amounts	$ 0	$ 0